N-4	Nov. 17, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Nov. 17, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Protector Rider Allocation Investment Category(2)
			1 year	5 year	10 year
High Yield Bond	Fidelity® VIP High Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.06%	-11.67%	0.86%	2.71%	2

Prospectuses Available [Text Block]
In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus, the following fund information is removed and replaced by the following:

Portfolio Companies [Table Text Block]
In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Protector Rider Allocation Investment Category(2)
			1 year	5 year	10 year
High Yield Bond	Fidelity® VIP High Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.06%	-11.67%	0.86%	2.71%	2

Fidelity® VIP High Income Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%